Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Aug. 14, 2018	Jul. 17, 2018	Jul. 16, 2018	Jun. 30, 2018	Jul. 25, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of Events After Reporting Period [line items]
Dividend reinvested discount rate				3.00%
Upfront cash consideration paid				$ 25,250
Fair value				$ 261,159		$ 95,608	$ 80,595
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share	$ 0.09
Dividend payable, date of record	Aug. 29, 2018
Dividend rate percentage	30.00%
Dividend reinvested discount rate	3.00%
Dividend payable date	Sep. 13, 2018
Stillwater [member] | Acquisition of New Precious Metal Purchase Agreement [member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration paid					$ 500,000
Gold [member] | Stillwater [member] | Acquisition of New Precious Metal Purchase Agreement [member]
Disclosure of Events After Reporting Period [line items]
Fixed payable rate			99.00%
Percentage of production			100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Palladium [member] | Stillwater [member] | Acquisition of New Precious Metal Purchase Agreement [member]
Disclosure of Events After Reporting Period [line items]
Fixed payable rate			99.60%
Percentage of production			4.50%
Number of ounces to be delivered before first step down in entitlement percentage			375,000
Percentage of production to be purchased after first step down			2.25%
Number of ounces to be delivered before second step down in entitlement percentage			550,000
Percentage of production to be purchased after second step down			1.00%
Per ounce cash payment as a percentage of the spot price of metal delivered			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Adventus Zinc [member] | Acquisition of Long Term Investment in Common Shares [member]
Disclosure of Events After Reporting Period [line items]
Number of shares acquired		7,093,392
Fair value		$ 6,000
Percentage of issued and outstanding common shares		9.99%
Adventus Zinc [member] | Acquisition of first refusal on new streaming or royalty transactions on precious metals [Member]
Disclosure of Events After Reporting Period [line items]
Price paid for right of first refusal on new streaming agreements		$ 1,000